Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 03, 2016	Mar. 31, 2018	Mar. 31, 2017	Feb. 14, 2017
Amortizable
Finite-lived intangible assets, gross		$ 1,343,919	$ 1,364,115
Accumulated amortization		(433,565)	(359,663)
Finite-lived intangible assets, net		910,354	1,004,452
INTANGIBLE ASSETS, net of accumulated amortization		913,154	1,007,252
Non-Amortizable
Indefinite-lived intangible assets		2,800	2,800
Gross carrying amount of intangible assets		$ 1,346,719	1,366,915
Weighted average remaining amortization period		13 years 6 months
Intangible assets written off related to the purchase of the remaining interest in a business		$ 1,800
Water solutions
Amortizable
Amortizable life	2 years
Revolving Credit Facility
Intangible assets
Debt issuance costs				$ 9,700
Non-Amortizable
Write off of debt issuance costs			4,500
Trade names
Non-Amortizable
Indefinite-lived intangible assets		2,800	2,800
Trade names | Operating segment | Water solutions
Non-Amortizable
Write-off of intangible asset			5,200
Customer relationships
Amortizable
Finite-lived intangible assets, gross		718,763	733,014
Accumulated amortization		(328,666)	(271,457)
Finite-lived intangible assets, net		$ 390,097	461,557
Customer relationships | Minimum
Amortizable
Amortizable life		3 years
Customer relationships | Maximum
Amortizable
Amortizable life		20 years
Customer commitments
Amortizable
Amortizable life		10 years
Finite-lived intangible assets, gross		$ 310,000	310,000
Accumulated amortization		(43,917)	(12,917)
Finite-lived intangible assets, net		$ 266,083	297,083
Pipeline capacity rights
Amortizable
Amortizable life		30 years
Finite-lived intangible assets, gross		$ 161,785	161,785
Accumulated amortization		(17,045)	(11,652)
Finite-lived intangible assets, net		144,740	150,133
Right-of-way and easements
Amortizable
Finite-lived intangible assets, gross		63,995	63,402
Accumulated amortization		(3,214)	(2,154)
Finite-lived intangible assets, net		$ 60,781	61,248
Right-of-way and easements | Minimum
Amortizable
Amortizable life		1 year
Right-of-way and easements | Maximum
Amortizable
Amortizable life		40 years
Executory contracts and other agreements
Amortizable
Finite-lived intangible assets, gross		$ 42,919	29,036
Accumulated amortization		(15,424)	(20,457)
Finite-lived intangible assets, net		$ 27,495	8,579
Executory contracts and other agreements | Minimum
Amortizable
Amortizable life		3 years
Executory contracts and other agreements | Maximum
Amortizable
Amortizable life		30 years
Non-compete agreements
Amortizable
Finite-lived intangible assets, gross		$ 5,465	16,190
Accumulated amortization		(706)	(9,296)
Finite-lived intangible assets, net		$ 4,759	6,894
Non-compete agreements | Minimum
Amortizable
Amortizable life		2 years
Non-compete agreements | Maximum
Amortizable
Amortizable life		32 years
Trade names
Amortizable
Finite-lived intangible assets, gross		$ 0	11,705
Accumulated amortization		0	(11,705)
Finite-lived intangible assets, net		$ 0	0
Trade names | Minimum
Amortizable
Amortizable life		1 year
Trade names | Maximum
Amortizable
Amortizable life		10 years
Debt issuance costs
Amortizable
Amortizable life		5 years
Finite-lived intangible assets, gross		$ 40,992	38,983
Accumulated amortization		(24,593)	(20,025)
Finite-lived intangible assets, net		$ 16,399	$ 18,958
Water facility development agreement | Operating segment | Water solutions
Non-Amortizable
Impairment of intangible assets	$ 5,800